Trade Accounts Receivable - Summary of Trade Accounts Receivables (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Receivables with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)		$ 78,346,682
Accounts receivable		84,063
Total		78,430,745
Accounts receivable	$ 1,124,643,588	600,079,718
Related parties (Note 19)	19,706,384	31,011,450
Receivable with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	117,407,006
Accounts receivable in litigation	19,023,292	15,084,404
Notes receivables	39,290	4,636,897
Foreign customers	1,614,237	1,210,027
Subtotal	1,282,433,797	652,022,496
Allowance for doubtful accounts	(19,023,292)	(22,858,928)
Total	$ 1,263,410,505	$ 629,163,568